Business Combinations - Narrative (Details) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 19, 2022 USD ($) day	Feb. 02, 2022 USD ($)	May 28, 2021 USD ($) $ / shares shares	May 14, 2020 USD ($)	Apr. 28, 2020 USD ($)	Apr. 30, 2021 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Gross cash consideration from recapitalization			$ 764,800
Value of shares redeemed and canceled			$ 150,000
Equity issuance costs									$ 56
Payments for equity issuance costs								$ 56	0	$ 0
Number of shares issued in transaction (in shares) | shares			122,500,000
Sale of stock, price per share (in dollars per share) | $ / shares			$ 10.00
Aggregate purchase price			$ 1,225,000
Exchange ratio			1.7428
Series 1
Business Acquisition [Line Items]
Special distribution			$ 21,200
Equity issuance costs			$ 27,500
Payments for equity issuance costs									$ 600
Golden Pacific
Business Acquisition [Line Items]
Acquisition related costs								2,200
Golden Pacific | Subsequent Event
Business Acquisition [Line Items]
Purchase consideration		$ 22,300
Initial paid-in capital requirement		750,000
Holdback amount		3,300
Golden Pacific | Subsequent Event | Indemnification Agreement
Business Acquisition [Line Items]
Holdback amount		$ 600
Technisys S.A.
Business Acquisition [Line Items]
Acquisition related costs								$ 3,300
Technisys S.A. | Subsequent Event
Business Acquisition [Line Items]
Purchase consideration	$ 1,100,000
Volume-weighted average price of common stock, period (in days) | day	20
Galileo Financial Technologies, Inc.
Business Acquisition [Line Items]
Purchase consideration				$ 1,200,000
Acquisition related costs										9,341
Percentage of voting interests acquired				100.00%
Adjustment to reduce initial consideration transferred amount						$ (743)
Reversal of previously established deferred tax asset valuation allowance										$ (99,793)
Galileo Financial Technologies, Inc. | Series H-1
Business Acquisition [Line Items]
Adjustment to reduce initial consideration transferred amount, equivalent number of shares issued (in shares) | shares						(83,856)
8 Limited
Business Acquisition [Line Items]
Purchase consideration					$ 16,126
Percentage of voting interests acquired					100.00%
Issuance of common stock in acquisition (in shares) | shares							320,649